Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following as of December 31, 2023 and June 30, 2023:
	December 31, 2023	June 30, 2023
Accounts receivable	$697,359	$1,018,691